Capital management (Tables)	12 Months Ended
Dec. 31, 2024
Capital Management
Schedule of capital requirements

	Full year
Transitional Rule	2024	2025

Prudential Adjustments	60.0%	100.0%
Minimum CET1 (Including Buffers) (i)	5.75%	7.00%
Tier 1 Capital (Including Buffers) (i)	7.25%	8.50%
Conservation Capital Buffer (CCB)	1.25%	2.50%
Total Requirement	8.75%	10.50%
(i)	Consider the baseline regulatory minimum plus any additional buffers as required by Brazil's Central Bank regulations.

Schedule of financial conglomerate

Prudential conglomerate	2024	2023

Regulatory Capital	3,629,737	2,629,271
Tier I	3,250,052	2,396,007
Common equity capital	2,940,941	2,197,185
Additional	309,111	198,822
Tier II	379,685	233,263

Risk weighted assets (RWA)	20,071,878	19,261,517
Credit risk (RWA CPAD)	14,771,860	13,774,206
Market risk (RWA MPAD)	46,080	145,124
Operational risk (RWA OPAD)	4,506,187	4,036,285
Payment services risk (RWA SP)	747,751	1,305,902

Minimum capital required	1,756,289	1,300,152

Excess margin	1,873,448	1,329,119

CET1 ratio	14.7%	11.4%
Tier 1 ratio	16.2%	12.4%
CAR	18.1%	13.7%